John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

July 2, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: DGHM Investment Trust (the “Trust”) (File Nos. 333-137775 and 811-21958)

Ladies and Gentlemen:

               Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on June 28, 2013 (Accession No. 0001209286-13-000257).

                If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.